ACCRUED EXPENSES AND DEFERRED REVENUE (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Balance at Beginning of Period, Warranty reserve	$ 11	$ 22	$ 30
Charged to Costs and Expenses, Warranty reserve	10	16	9
Reserve Usage, Warranty reserve	(3)	(27)	(17)
Balance at End of Period, Warranty reserve	$ 18	$ 11	$ 22